Merchandise Inventories, Net	6 Months Ended
Sep. 30, 2023
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 5 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	September 30, 2023	March 31, 2023
Beauty products	$6,453,514	$3,866,209
Health products	660,245	714,601
Luxury products	5,020,666	-
Electronic products	723,104	-
Other products	1,971,058	2,606,990
Merchandise inventories, net	$14,828,587	$7,187,800

Reversal of merchandise inventories write-down was $10,713 and $nil for the six months ended September 30, 2023 and 2022, respectively.